Schedule of investments
Delaware Investments® Colorado Municipal Income Fund, Inc.
December 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 138.31%
Corporate Revenue Bonds — 6.42%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	215,000	$ 227,137
Public Authority for Colorado Energy Natural Gas Revenue
6.25% 11/15/28	865,000	1,079,407
6.50% 11/15/38	2,250,000	3,503,025
		4,809,569
Education Revenue Bonds — 17.50%
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/49	750,000	927,892
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	541,195
5.125% 11/1/49	765,000	829,757
144A 5.25% 7/1/46 #	500,000	539,095

(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	760,000	881,045
(Aspen View Academy Project) 4.00% 5/1/41	175,000	195,008
(Charter School - Atlas Preparatory School) 144A 5.25% 4/1/45 #	700,000	728,035
(Charter School - Community Leadership Academy) 7.45% 8/1/48	500,000	539,755
(Charter School - Peak to Peak Charter) 5.00% 8/15/34	1,000,000	1,091,270
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/50 #	475,000	516,221
(Improvement - Charter School - University Lab School Building) 5.00% 12/15/45	500,000	554,990
(Johnson & Wales University) Series A 5.25% 4/1/37-23 §	900,000	953,973
(Liberty Charter School) Series A 5.00% 1/15/44	1,000,000	1,055,900
(Littleton Charter School Project) 4.375% 1/15/36 (AGC)	1,200,000	1,201,536
(Loveland Classical Schools) 144A 5.00% 7/1/36 #	625,000	687,919
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue

(Science Technology Engineering and Math (Stem) School Project) 5.00% 11/1/54	700,000	$ 755,783
(Skyview Charter School) 144A 5.50% 7/1/49 #	750,000	798,405
(Vail Mountain School Project) 4.00% 5/1/46	25,000	26,287
Colorado School of Mines
Series B 5.00% 12/1/42	270,000	280,857
		13,104,923
Electric Revenue Bonds — 8.48%
City of Fort Collins Electric Utility Enterprise Revenue
Series A 5.00% 12/1/42	500,000	612,735
City of Loveland Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	1,060,000	1,301,775
Colorado Springs Utilities System Revenue
Series B 4.00% 11/15/46	1,500,000	1,809,195
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	74,906
Series AAA 5.25% 7/1/25 ‡	40,000	40,100
Series CCC 5.25% 7/1/27 ‡	335,000	335,837
Series WW 5.00% 7/1/28 ‡	325,000	324,594
Series WW 5.25% 7/1/33 ‡	95,000	95,238
Series WW 5.50% 7/1/17 ‡	210,000	206,850
Series WW 5.50% 7/1/19 ‡	160,000	157,600
Series XX 4.75% 7/1/26 ‡	45,000	44,775
Series XX 5.25% 7/1/40 ‡	825,000	827,062
Series XX 5.75% 7/1/36 ‡	155,000	156,550
Series ZZ 4.75% 7/1/27 ‡	35,000	34,825
Series ZZ 5.00% 7/1/19 ‡	280,000	273,350
Series ZZ 5.25% 7/1/24 ‡	55,000	55,138
		6,350,530
Healthcare Revenue Bonds — 34.07%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/49	500,000	528,295
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	500,000	531,650
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Schedule of investments
Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group)
Series A 4.00% 11/15/43	1,000,000	$ 1,173,190

(Adventist Health System/Sunbelt Obligated Group) Series A 5.00% 11/15/48	1,000,000	1,221,650
(Bethesda Project) Series A-1 5.00% 9/15/48	750,000	863,438
(Boulder Community Health Project)
4.00% 10/1/38	250,000	290,808
4.00% 10/1/39	250,000	290,240
4.00% 10/1/40	280,000	324,534

(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	945,000	964,750
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	550,000	640,613
Series A-2 4.00% 8/1/49	1,500,000	1,714,920
Series A-2 5.00% 8/1/39	1,500,000	1,864,275
Series A-2 5.00% 8/1/44	1,500,000	1,843,170

(Covenant Living Communities and Services) Series A 4.00% 12/1/40	750,000	867,067
(Covenant Retirement Communities Inc.) 5.00% 12/1/35	1,000,000	1,118,500
(Frasier Meadows Retirement Community Project) Series B 5.00% 5/15/48	340,000	360,947
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	500,000	534,580
(Mental Health Center of Denver Project) Series A 5.75% 2/1/44	1,500,000	1,609,605
(National Jewish Health Project) 5.00% 1/1/27	500,000	501,545
(Sanford Health) Series A 5.00% 11/1/44	1,500,000	1,862,400
(SCL Health System)
Series A 4.00% 1/1/37	575,000	677,879
Series A 4.00% 1/1/38	1,950,000	2,295,150
Series A 4.00% 1/1/39	465,000	546,315

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue

(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	505,000	$ 506,586
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,250,000	1,436,312
(Valley View Hospital Association Project) Series A 4.00% 5/15/34	330,000	371,052
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/40	500,000	578,870
		25,518,341
Lease Revenue Bonds — 2.92%
Denver Health & Hospital Authority
(550 ACOMA, Inc.) 4.00% 12/1/38	500,000	572,940
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
5.25% 7/1/36 ‡	160,000	173,400
5.75% 7/1/17 ‡	80,000	89,200
Series M-1 5.75% 7/1/17 ‡	215,000	239,725
Series Q 5.50% 7/1/37 ‡	70,000	77,263
State of Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	340,000	397,776
5.00% 6/15/36	545,000	635,546
		2,185,850
Local General Obligation Bonds — 15.93%
Adams & Weld Counties School District No 27J Brighton
4.00% 12/1/30	700,000	790,720
Arapahoe County School District No. 6 Littleton
Series A 5.50% 12/1/38	650,000	841,809
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	600,000	698,106
Boulder Valley School District No RE-2 Boulder
Series A 4.00% 12/1/48	500,000	583,785
Denver City & County
Series B 5.00% 8/1/30	1,000,000	1,327,900

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Grand River Hospital District
5.25% 12/1/37 (AGM)	675,000	$ 822,420
Jefferson County School District No. R-1
5.25% 12/15/24	750,000	856,575
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	500,000	515,795
Verve Metropolitan District No 1
5.00% 12/1/51	1,000,000	1,093,760
Weld County School District No. RE-1
5.00% 12/15/30 (AGM)	500,000	597,335
Weld County School District No. RE-2 Eaton
Series 2 5.00% 12/1/44	1,250,000	1,588,925
Weld County School District No. RE-3J
5.00% 12/15/34 (BAM)	1,000,000	1,191,470
Weld County School District No. RE-8
5.00% 12/1/31	510,000	612,438
5.00% 12/1/32	340,000	407,929
		11,928,967
Pre-Refunded/Escrowed to Maturity Bonds — 12.16%
Colorado Health Facilities Authority Revenue
(Covenant Retirement Communities Inc.) Series A 5.75% 12/1/36-23 §	1,000,000	1,103,940
(Evangelical Lutheran Good Samaritan Society)
5.00% 6/1/28-23 §	1,250,000	1,332,075
5.50% 6/1/33-23 §	2,000,000	2,145,360
5.625% 6/1/43-23 §	1,000,000	1,074,440
Colorado School of Mines
Series B 5.00% 12/1/42-22 §	1,115,000	1,163,112
Denver City & County Airport System Revenue
Series B 5.00% 11/15/37-22 §	1,700,000	1,770,244
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	190,000	198,676
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Tallyn's Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38-23 §	295,000	$ 319,886
		9,107,733
Special Tax Revenue Bonds — 20.55%
Central Platte Valley Metropolitan District
5.00% 12/1/43	375,000	392,539
Commerce City
5.00% 8/1/44 (AGM)	1,000,000	1,101,060
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	655,000	689,486
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	1,682,000	1,606,310
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	500,000	593,330
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	500,000	543,155
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,000,000	1,142,600
Series A-1 4.62% 7/1/46 ^	3,325,000	1,134,058
Series A-1 4.75% 7/1/53	2,560,000	2,931,379
Series A-1 4.903% 7/1/51 ^	1,150,000	283,199
Series A-1 5.00% 7/1/58	920,000	1,067,246
Series A-2 4.784% 7/1/58	1,100,000	1,261,821
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	330,000	395,336
Series A 5.00% 11/1/31	755,000	904,090
Southlands Metropolitan District No. 1
Series A1 5.00% 12/1/37	200,000	226,260
Series A1 5.00% 12/1/47	300,000	334,491

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Schedule of investments
Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	265,000	$ 295,859
Series B 5.00% 12/1/36	440,000	490,833
		15,393,052
State General Obligation Bonds — 6.24%
Commonwealth of Puerto Rico
(Custodial Receipts) Series A 144A 5.50% 6/1/22 #	470,000	471,062
(Public Improvement)
Series A 5.00% 7/1/41 ‡	305,000	274,881
Series A 5.125% 7/1/37 ‡	1,150,000	1,052,250
Series A 5.375% 7/1/33 ‡	305,000	301,569
Series A 5.50% 7/1/39 ‡	1,350,000	1,274,063
Series A 8.00% 7/1/35 ‡	535,000	476,150
Series B 5.75% 7/1/38 ‡	440,000	429,550
Series C 6.00% 7/1/39 ‡	400,000	393,500
		4,673,025
Transportation Revenue Bonds — 8.07%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	1,000,000	1,122,860
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	1,110,000	1,167,454
Denver City & County Airport System Revenue
Series A 5.00% 12/1/29 (AMT)	270,000	335,005
Series A 5.00% 12/1/48 (AMT)	1,000,000	1,216,920
E-470 Public Highway Authority
Series A 5.00% 9/1/34	310,000	400,390
Regional Transportation District
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/35	1,500,000	1,797,555
		6,040,184
Water & Sewer Revenue Bonds — 5.97%
Arapahoe County Water & Wastewater Authority Revenue
Series A 4.00% 12/1/39	1,250,000	1,499,225
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Central Weld County Water District
4.00% 12/1/40 (AGM)	500,000	$ 598,940
Guam Government Waterworks Authority Revenue
5.00% 7/1/40	360,000	418,817
Metro Wastewater Reclamation District
Series A 5.00% 4/1/33	500,000	650,705
Morgan County Quality Water District
4.00% 12/1/45 (AGM)	750,000	877,657
4.00% 12/1/50 (AGM)	365,000	425,342
		4,470,686
Total Municipal Bonds (cost $95,662,354)		103,582,860

Total Value of Securities—138.31% (cost $95,662,354)		$103,582,860
Liquidation Value of Preferred – (40.06%)		(30,000,000)
Receivables and Other Assets Net of Liabilities—1.75%		1,309,289
Net Assets Applicable to 4,837,100 Shares Outstanding—100.00%		$74,892,149
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of Rule 144A securities was $6,296,423, which represents 8.41% of the Fund's net assets.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
USD – US Dollar

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